COMMITMENTS AND CONTINGENCIES (Details Narrative)					1 Months Ended		3 Months Ended	12 Months Ended
	Jul. 10, 2020 USD ($) shares	Apr. 03, 2019 ft²	Jun. 01, 2018 ft²	Jun. 01, 2018 ft²	Apr. 30, 2018 USD ($)	May 01, 2016 ft²	Mar. 31, 2021 USD ($) ft²	Dec. 31, 2020 USD ($) ft²	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Mar. 02, 2021 USD ($)	Jan. 02, 2019 USD ($)	May 01, 2017
Payroll taxes payable							$ 3,146	$ 3,146	$ 115,111
Long-term debt and payables							$ 0	0	37,210
Rental expense								21,341	12,104
Annual escalation percentage			3.00%	3.00%									3.00%
Software maintenance fees								300,000
Monthly lease payment								$ 25,098
Area of lease | ft²		10,203		4,400		8,308	14,603	14,603
Right-of-use model (ROU) asset							$ 154,023	$ 196,144	430,146			$ 644,245
Right-of-use model (ROU) asset								644,245
Operating lease liability							$ 158,556	202,797				$ 644,245
Minimum [Member]
Area of lease | ft²		8,308
Maximum [Member]
Area of lease | ft²		10,203
Chief Executive Officer [Member]
Compensation to be paid in addition to base salary in separation payments	$ 75,000
Annual salary					$ 249,260
Annual Car allowance					$ 18,000
Percentage of gross revenue					1.00%
One-time charge which will be amortized in equal amounts over the 36-month term of the separation agreement	747,788
Payment for life insurance owed under separation agreement	1,200
Payment for health insurance owed under separation agreement	$ 1,700
Number of unvested options that became exercisable on the Separation Date | shares	50,358
Value of unvested options that became exercisable on the Separation Date	$ 95,127
Attorneys fees	$ 17,000
Jacksonville, Florida [Member]
Rental expense								$ 279,975	$ 262,710
Jacksonville, Florida [Member] | Minimum [Member]
Area of lease | ft²			4,400
Subsequent Event [Member]
Payroll taxes payable										$ 3,146
Subsequent Event [Member] | Chief Executive Officer [Member]
Lump sum payment owed under separation agreement											$ 124,631